Insurance (Insurance Liabilities Assumptions and Ratios - Narrative) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for Future Policy Benefits and Policyholder Account Balances [Abstract]
Participating business as a percentage of gross life insurance policies in-force	4.00%	3.00%
Participating business as a percentage of the gross life insurance premiums	42.00%	39.00%	35.00%
Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities after annuitization	3.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for non-medical health insurance	4.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	3.00%
Interest rate range credited to policyholder account balances	1.00%
Maximum [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities after annuitization	8.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for non-medical health insurance	7.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	7.00%
Interest rate range credited to policyholder account balances	8.00%
Participating Life Insurance Policies | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies	.04
Nonparticipating Life Insurance Policies | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies	.03
Nonparticipating Life Insurance Policies | Maximum [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies	.08